Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Deferred Dry Dock And Special Survey Costs Net
Balance January 1, 2022	$ 912
Additions	189
Amortization of special survey costs	(266)	$ (306)
Balance September 30, 2022	$ 835